Commitments and Contingent Liabilities - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Abstract]
Future minimum sublease payments under finance lease expected to be received	€ 29	€ 31
Future minimum sublease payments under operating lease expected to be received	€ 12	€ 17